Earnings Per Share of Common Stock - Antidilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Antidilutive stock options
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	576,776	209,294	405,552